Other Receivables, Net - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables [Abstract]
Deposit to non-trade suppliers	$ 85,479	$ 77,175
Loan receivable	14,652	18,553
Prepayments	201,454	427,824
Allowance for credit losses	(215,678)	(213,159)
Total other receivables, net	85,907	310,393
Beginning balance	213,159	161,620
Addition		51,178
Foreign exchange translation	875	361
Ending balance	$ 215,678	$ 213,159